Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Retail Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Retail Class
Trading Symbol	BVEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Becker Value Equity Fund generated a total return of 13.81% and outperformed its benchmark, the Russell 1000 Value Index, by 2.66%. Nimbleness and discipline in the process drove the positive relative performance as several long-held names and additions during the market selloff in April were rewarded. It is worth noting that the annual benchmark rebalancing in July resulted in significant changes in the Fund’s comparative set and required several adjustments later in the fiscal year.
For the 12-month period, stock selection and sector allocation both added to performance by similar amounts. Stock selection in Materials, Healthcare and Consumer Discretionary were the primary relative drivers for the period. Partially offsetting these relative tailwinds were stock selection in Communication Services and Utilities.
The top 5 relative contributors for the year were  Newmont Corporation, Intel Corporation, Embraer, McKesson Corp., and RTX Corporation. The top 5 relative detractors for the year were Air Products & Chemicals, Carrier Global Corp., Baxter International Inc., PayPal Holdings Inc. and Molina Healthcare.
During the year, we initiated positions in Accenture  Plc, Meta Platforms, Microchip Technology, and U.S. Bancorp. Conversely, we exited Adobe, Inc., Baxter International, Exxon Mobil, Home Depot, Merck & Co., Methanex, Molina Healthcare, Teleflex, and Timken Company throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	13.81	15.04	9.58
Russell 3000 Total Return	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 99,286,825
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 321,815
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,286,825
Number of Holdings	48
Net Advisory Fee	$321,815
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of net assets)
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc.	3.7%
Blackrock, Inc.	3.4%
Charles Schwab Corp.	3.4%
Alphabet, Inc.	3.4%
FirstEnergy Corp.	3.1%
First American Treasury Obligations Fund	3.1%
Southern Co.	3.1%
RTX Corp.	3.0%
Carrier Global Corp.	3.0%
Top Sectors* (% of net assets)
[1]
Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Institutional Class
Trading Symbol	BVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Becker Value Equity Fund generated a total return of 13.93% and outperformed its benchmark, the Russell 1000 Value Index, by 2.78%. Nimbleness and discipline in the process drove the positive relative performance as several long-held names and additions during the market  selloff in April were rewarded. It is worth noting that the annual benchmark rebalancing in July resulted in significant changes in the Fund’s comparative set and required several adjustments later in the fiscal year.
For the 12-month period, stock selection and sector allocation both added to performance by similar amounts. Stock selection in Materials, Healthcare and Consumer Discretionary were the primary relative drivers for the period. Partially offsetting these relative tailwinds were stock selection in Communication Services and Utilities.
The top 5 relative contributors for the year were Newmont Corporation, Intel Corporation, Embraer, McKesson Corp., and RTX Corporation. The top 5 relative detractors for the year were Air Products & Chemicals, Carrier Global Corp., Baxter International Inc., PayPal Holdings Inc. and Molina Healthcare.
During the year, we initiated positions in Accenture  Plc, Meta Platforms, Microchip Technology, and U.S. Bancorp. Conversely, we exited Adobe, Inc., Baxter International, Exxon Mobil, Home Depot, Merck & Co., Methanex, Molina Healthcare, Teleflex, and Timken Company throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	13.93	15.15	9.69
Russell 3000 Total Return	20.81	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 99,286,825
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 321,815
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,286,825
Number of Holdings	48
Net Advisory Fee	$321,815
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of net assets)
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc.	3.7%
Blackrock, Inc.	3.4%
Charles Schwab Corp.	3.4%
Alphabet, Inc.	3.4%
FirstEnergy Corp.	3.1%
First American Treasury Obligations Fund	3.1%
Southern Co.	3.1%
RTX Corp.	3.0%
Carrier Global Corp.	3.0%
Top Sectors* (% of net assets)
[2]
Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.